Commitments and Contingencies - Additional Information (Detail)		1 Months Ended		12 Months Ended
	Jan. 01, 2015 USD ($) Employee	Feb. 29, 2012 USD ($)	Feb. 28, 2010	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) Employee	Dec. 31, 2013 USD ($)	Mar. 31, 2015 USD ($)
Commitments and Contingencies [Line Items]
Proceeds from issuance of notes payable					$ 35,000,000	$ 5,000,000
Accrued and unpaid interest payable on Note Payable					324,000	0
Rent expense under all operating leases					521,000	576,000
Depreciation expense					149,000	138,000
Percentage of order of ILUVIEN units required			80.00%
Agreement period			6 years
Renewal option additional period			1 year
Prior written notice period			12 months
Outsourced services payable					1,466,000	603,000	$ 827,000
Accrued milestone payments					$ 2,000,000	0	$ 0
Number of employees engaged in commercialization projects with partner company, partially dedicated | Employee					3
Number of employees engaged in commercialization projects with partner company, fully dedicated | Employee					16
Number of executives in employment agreements | Employee	5				5
Minimum
Commitments and Contingencies [Line Items]
Executives salaries	$ 309,000
Maximum
Commitments and Contingencies [Line Items]
Executives salaries	$ 504,000
CRO Agreement, physician utilization study
Commitments and Contingencies [Line Items]
Clinical and data management services					$ 16,000	690,000
Outsourced services payable					0	30,000
Consultant agreement, FDA approval
Commitments and Contingencies [Line Items]
Clinical and data management services					425,000	1,700,000
Clinical and data management services contingent upon drug approval by the FDA		$ 2,000,000.0
Quintiles Commercial Europe Limited
Commitments and Contingencies [Line Items]
Clinical and data management services					5,800,000
Outsourced services payable					1,443,000
Prepaid clinical and data management services					703,000
Quintiles Commercial Europe Limited | Forecast
Commitments and Contingencies [Line Items]
Clinical and data management services				$ 4,400,000
Office equipment under capital leases
Commitments and Contingencies [Line Items]
Depreciation expense					$ 11,000	$ 11,000